CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Net revenues: (include transactions with related parties of RMB37,580, RMB29,293 and RMB23,790 for the years ended December 31, 2019, 2020 and 2021, respectively)
Net revenues	¥ 4,015,794	$ 630,166	¥ 2,526,806	¥ 1,207,410
Cost of revenues: (include transactions with related parties of RMB33,947, RMB115,231 and RMB83,901 for the years ended December 31, 2019, 2020 and 2021, respectively)
Cost of revenues	(2,026,956)	(318,074)	(1,419,369)	(872,365)
Gross profit	1,988,838	312,092	1,107,437	335,045
Operating expenses:
Sales and marketing expenses (include transactions with related parties of RMB10,432, RMB11,670 and RMB17,182 for the years ended December 31, 2019, 2020 and 2021, respectively)	(2,077,638)	(326,027)	(1,473,604)	(455,748)
Research and development expenses (include transactions with related parties of RMB18,130, RMB24,699 and RMB32,839 for the years ended December 31, 2019, 2020 and 2021, respectively)	(607,373)	(95,310)	(372,184)	(269,895)
General and administrative expenses (include transactions with related parties of RMB3,771, RMB11,887 and RMB9,264 for the years ended December 31, 2019, 2020 and 2021, respectively)	(190,297)	(29,862)	(113,106)	(69,242)
Impairment of intangible assets from business combination (Note 5)	(56,778)	(8,911)	0	0
Total operating expenses	(2,932,086)	(460,110)	(1,958,894)	(794,885)
Loss from operations	(943,248)	(148,018)	(851,457)	(459,840)
Interest income	18,780	2,947	25,524	12,063
Interest expense (include interest expense charged by related parties of RMB30,232, RMB31,215 and RMB31,644 for the years ended December 31, 2019, 2020 and 2021, respectively)	(31,644)	(4,966)	(31,215)	(30,232)
Others, net (Note 15)	36,673	5,756	61,052	20,064
Loss before tax	(919,439)	(144,281)	(796,096)	(457,945)
Income tax expenses	(6,648)	(1,043)	(2,929)	(2,432)
Net loss from continuing operations	(926,087)	(145,324)	(799,025)	(460,377)
Net loss from discontinued operations	(100,267)	(15,734)	(954,327)	(141,078)
Net loss	(1,026,400)	(161,058)	(1,753,352)	(601,455)
Net (income)/loss attributable to noncontrolling interests	30,699	4,817	563	(48)
Net loss attributable to the Company	(995,655)	(156,241)	(1,752,789)	(601,503)
Accretions of convertible redeemable preferred shares to redemption value (Note 14) | ¥				(35,893)
Net loss attributable to ordinary shareholders of the Company	(995,655)	(156,241)	(1,752,789)	(637,396)
Including:
Net loss from continuing operations attributable to ordinary shareholders of the Company	(895,388)	(140,507)	(798,462)	(496,318)
Net loss from discontinued operations attributable to ordinary shareholders of the Company	(100,267)	(15,734)	(954,327)	(141,078)
Net loss	(1,026,400)	(161,058)	(1,753,352)	(601,455)
Other comprehensive loss:
Foreign currency translation adjustment	(7,296)	(1,145)	(32,531)	(15,023)
Total other comprehensive loss	(7,296)	(1,145)	(32,531)	(15,023)
Total comprehensive loss	(1,033,650)	(162,203)	(1,785,883)	(616,478)
Comprehensive (income)/loss attributable to noncontrolling interests	30,699	4,817	563	(48)
Comprehensive loss attributable to the Company	(1,002,951)	(157,386)	(1,785,320)	(616,526)
Accretions of convertible redeemable preferred shares to redemption value (Note 14) | ¥				(35,893)
Comprehensive loss attributable to ordinary shareholders of the Company	¥ (1,002,951)	$ (157,386)	¥ (1,785,320)	¥ (652,419)
Net loss per ordinary share/ADS
Basic | (per share)	¥ (8.18)	$ (1.28)	¥ (15.53)	¥ (6.68)
-Continuing operations | (per share)	(7.36)	(1.15)	(7.07)	(5.20)
-Discontinued operations | (per share)	(0.82)	(0.13)	(8.46)	(1.48)
Diluted | (per share)	(8.18)	(1.28)	(15.53)	(6.68)
-Continuing operations | (per share)	(7.36)	(1.15)	(7.07)	(5.20)
-Discontinued operations | (per share)	¥ (0.82)	$ (0.13)	¥ (8.46)	¥ (1.48)
Weighted average number of ordinary shares/ADSs
Basic | shares	121,650,907	121,650,907	112,864,452	95,445,982
Diluted | shares	121,650,907	121,650,907	112,864,452	95,445,982
Learning services [Member]
Net revenues: (include transactions with related parties of RMB37,580, RMB29,293 and RMB23,790 for the years ended December 31, 2019, 2020 and 2021, respectively)
Net revenues	¥ 2,441,421	$ 383,112	¥ 1,513,960	¥ 602,353
Cost of revenues: (include transactions with related parties of RMB33,947, RMB115,231 and RMB83,901 for the years ended December 31, 2019, 2020 and 2021, respectively)
Cost of revenues	(980,700)	(153,893)	(716,504)	(451,164)
Smart devices [Member]
Net revenues: (include transactions with related parties of RMB37,580, RMB29,293 and RMB23,790 for the years ended December 31, 2019, 2020 and 2021, respectively)
Net revenues	980,424	153,850	539,962	152,044
Cost of revenues: (include transactions with related parties of RMB33,947, RMB115,231 and RMB83,901 for the years ended December 31, 2019, 2020 and 2021, respectively)
Cost of revenues	(618,925)	(97,123)	(355,970)	(107,609)
Online marketing services [Member]
Net revenues: (include transactions with related parties of RMB37,580, RMB29,293 and RMB23,790 for the years ended December 31, 2019, 2020 and 2021, respectively)
Net revenues	593,949	93,204	472,884	453,013
Cost of revenues: (include transactions with related parties of RMB33,947, RMB115,231 and RMB83,901 for the years ended December 31, 2019, 2020 and 2021, respectively)
Cost of revenues	¥ (427,331)	$ (67,058)	¥ (346,895)	¥ (313,592)